THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated May 23, 2024

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION
applicable to Class A, C, C2, D and I shares
dated February 1, 2024, as supplemented March 18, 2024
(the “Retail SAI”)

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2024, as supplemented March 18, 2024
(the “Retirement SAI”)

and to the

THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION
applicable to Class I shares of the Thornburg Emerging Markets Managed Account Fund and the
Thornburg Municipal Managed Account Fund, and
dated February 1, 2024, as supplemented March 18, 2024
(the “SMA Funds SAI”)

OFFICER INFORMATION

Effective May 15, 2024, the “Officers of the Fund (who are not Trustees)” table under the “Management” section beginning on page 55 of the Retail SAI, page 56 of the Retirement SAI, and page 47 of the SMA Funds SAI was deleted in its entirety and replaced with the following disclosure:

Officers of the Fund (who are not Trustees)

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served(6)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years
Nimish Bhatt, 60	President	President since 2023, Chief Financial Officer 2019-2023, Treasurer 2016-2019, Secretary 2018-2019

Chief Financial Officer and Treasurer of Thornburg Investment Management, Inc. and Thornburg Securities LLC since 2016, and Secretary of Thornburg Securities LLC; Senior Vice President (2004-2016), Chief Financial Officer (2011-2016, and Head of Fund Administration (2011-2016) of Calamos Asset Management, Inc., Calamos Investments LLC, Calamos Advisors LLC, and Calamos Wealth Management; Director of Calamos Global Funds plc (2007-2016).

				Not applicable	Not applicable

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served(6)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years
Geoff Black, 62	Secretary	Secretary since 2024	Director of Fund Operations of Thornburg Investment Management, Inc. since 2024; Director, Transfer Agent Services at Russell Investments (2010-2024).	Not applicable	Not applicable

Curtis Holloway, 56	Chief Financial Officer, Treasurer	Chief Financial Officer since 2023; Secretary in 2024; Treasurer since 2019

Director of Finance since 2021 and Director of Fund Administration since 2019 of Thornburg Investment Management, Inc.; Senior Vice President, Head of Fund Administration (2017-2019) and Vice President, Fund Administration (2010-2017) of Calamos Investments, and Chief Financial Officer (2017-2019) and Treasurer (2010-2019) of Calamos Funds.

				Not applicable	Not applicable

Ben Kirby, 44	Vice President	Vice President since 2014	Head of Investments since 2019, and Portfolio Manager and Managing Director since 2013, of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Jeff Klingelhofer, 43	Vice President	Vice President since 2016	Head of Investments since 2019, Portfolio Manager and Managing Director since 2015, Associate Portfolio Manager from 2012-2015, of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Ponn Lithiluxa, 53	Assistant Treasurer	Assistant Treasurer since 2020; Vice President 2017-2020

Managing Director since 2023, Manager, Tax & Fund Administration of Thornburg Investment Management, Inc.; Senior Vice President, Citi Fund Services, Inc. from 2014-2017; Vice President, Citi Fund Services, Inc. from 2007-2014.

				Not applicable	Not applicable

Christopher Luckham, 47	Assistant Treasurer	Assistant Treasurer since 2022	Senior Manager, Fund Administration of Thornburg Investment Management, Inc. since 2010.	Not applicable	Not applicable

Stephen Velie, 55	Chief Compliance Officer	Chief Compliance Officer since 2009	Chief Compliance Officer of Thornburg Investment Trust and Thornburg Investment Management, Inc.	Not applicable	Not applicable

(1)Each person’s address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

(2)The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 24 separate investment “Funds” or “series.” Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 24 Funds of the Trust. Each Trustee oversees the 24 Funds of the Trust.

(3)The Bylaws of the Trust currently require that each Independent Trustee shall retire by the end of the calendar year during which the Trustee reached the age of 75 years. Otherwise each Trustee serves in office until the election and qualification of a successor or until the Trustee sooner dies, resigns, retires or is removed.

(4)Mr. Thornburg is considered an “interested” Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 24 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities LLC, the distributor of shares of the Trust.

(5)Mr. McMahon is considered an “interested” Trustee under the Investment Company Act of 1940 because he is a director and the chief investment strategist of Thornburg Investment Management, Inc.

(6)The President, the Chief Financial Officer, the Secretary, the Treasurer, and each other officer of the Trust shall hold office until the earlier of: (a) the date that the officer’s successor is chosen and qualified; (b) the date that the officer dies, resigns, is removed or becomes disqualified; or (c) if that officer is not a Trustee but is an employee of the Trust’s investment advisor, the date that the officer ceases to be employed by the Trust’s investment advisor.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6360

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